Related Party Transactions - Schedule of Related Party Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Xian New Changan Medical Investment Co Ltd [Member] USD ($)	Dec. 31, 2013 Xian New Changan Medical Investment Co Ltd [Member] CNY	Dec. 31, 2012 Xian New Changan Medical Investment Co Ltd [Member] CNY	Dec. 31, 2013 Shaanxi Juntai [Member] USD ($)	Dec. 31, 2013 Shaanxi Juntai [Member] CNY	Dec. 31, 2012 Shaanxi Juntai [Member] CNY	Dec. 31, 2013 JYADK [Member] USD ($)	Dec. 31, 2013 JYADK [Member] CNY	Dec. 31, 2012 JYADK [Member] CNY
Related Party Transaction [Line Items]
Due from related parties, current	$ 1,696	10,265	1,200	$ 1,295	7,839		$ 401	2,426	1,200
Loan to a noncontrolling shareholder of a subsidiary, current			100,000			100,000
Loan to a noncontrolling shareholder of a subsidiary, non-current	15,430	93,410		15,430	93,410
Due to related parties - current	(531)	(3,217)	(5,910)	(248)	(1,500)	(1,500)				(283)	(1,717)	(4,410)
Due to related parties - noncurrent	$ (4,432)	(26,828)	(26,828)	$ (1,244)	(7,527)	(7,527)	$ (3,188)	(19,301)	(19,301)